Income Taxes (Details) - Schedule of Components of (Loss) Income Before Provision for Income Taxes - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023	Sep. 28, 2024	Sep. 30, 2023	Dec. 30, 2023	Dec. 31, 2022
Schedule of Components of (Loss) Income Before Provision for Income Taxes [Abstract]
Domestic					$ (40,628)	$ (9,543)
Foreign					14,891	(7,673)
Loss before provision for income taxes	$ (2,793)	$ (4,234)	$ (7,219)	$ (9,922)	$ (25,737)	$ (17,216)